As filed with the Securities and Exchange Commission on July 24, 2024
1933 Act Registration No. 333-118477
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 27
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 391
Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln VULDB-IV
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Brittany S. Speas
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2023 was filed March 25, 2024.
It is proposed that this filing will become effective:
/X/
immediately upon filing pursuant to paragraph (b)
/ /
on May 1, 2024 pursuant to paragraph (b)
/ /
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2024 pursuant to paragraph (a)(1) of Rule 485.If appropriate, check the following box:
/ /
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Flexible Premium Variable Life Account M
Lincoln AssetEdge® VUL, Lincoln AssetEdge® Exec VUL,
Lincoln AssetEdge® VUL 2015, Lincoln AssetEdge® Exec VUL 2015,
Lincoln AssetEdge® VUL 2019, Lincoln AssetEdge® Exec VUL 2019,
Lincoln AssetEdge® VUL 2019-2, Lincoln AssetEdge® Exec VUL 2019-2,
Lincoln AssetEdge® VUL 2020, Lincoln AssetEdge® Exec VUL 2020,
Lincoln AssetEdge® VUL 2022, Lincoln AssetEdge® VUL 2022-2,
Lincoln VULCV-IV, Lincoln VULDB-IV,
Lincoln VULONE, Lincoln VULONE 2005, Lincoln VULONE 2007, Lincoln VULONE 2012,
Lincoln VULONE 2014, Lincoln VULONE 2019

Lincoln Life Flexible Premium Variable Life Account R
Lincoln PreservationEdge® SVUL, Lincoln SVUL-IV, Lincoln SVULONE 2013,
Lincoln SVULONE 2016, Lincoln SVULONE 2019

Lincoln Life Flexible Premium Variable Life Account S
Lincoln Corporate Commitment® VUL, Lincoln Corporate Variable 5,
Lincoln Corporate ExecSM VUL

Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Ensemble® II VUL, Lincoln Ensemble® III VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln AssetEdge® VUL 2015, Lincoln AssetEdge® Exec VUL 2015

LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Corporate Commitment® VUL, Lincoln Corporate Variable 5

Supplement dated July 24, 2024 to the Prospectus dated May 1, 2024

This Supplement to your prospectus outlines important changes that become effective on and after
August 23, 2024. These changes are related to Appendix A – Funds Available Under The Policy. All other provisions outlined in your variable life prospectus remain unchanged.

The following line item is added to Appendix A – Funds Available Under the Policy on or about August 23, 2024:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.65%[1]	N/A	N/A	N/A
1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
The Board of Trustees (“Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) approved an Agreement and Plan of Reorganization to merge the LVIP Wellington Capital Growth Fund with and into the LVIP American Century Ultra® Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for Policy Owners. A meeting of shareholders to consider the Reorganization is scheduled to be held on or about August 9, 2024, and the Fund’s Reorganization is expected to be completed on or about August 23, 2024 (“Closing Date”).
At any time prior to the Closing Date, Policy Owners may transfer out of the Fund consistent with the transfer provisions applicable to the variable life product prospectus. Policy Owners may transfer into any other available investment option under their Policy. Please see your variable product prospectus for information about other funds available for investment within your Policy and for more information on transfers, including any restrictions on transfer into the Fund before the Closing Date.
You can find the fund prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain information at no cost by contacting your registered representative or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this supplement for future reference.

Part A
The Prospectus for the Lincoln VULDB-IV variable life insurance contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-118477) filed on April 10, 2024.
Part B
The Statement of Additional Information for the Lincoln VULDB-IV variable life insurance contract, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M, is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-118477) filed on April 10, 2024.

PART C - OTHER INFORMATION
Item 30. EXHIBITS
(a)
Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(b)
Not applicable.
(c)
(1)
Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)
Amendment Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)
Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)
Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)
Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(d)
(1)
Policy Form LN690 incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-84360) filed on March 15, 2002.
(2)
Riders incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(3)
Accounting Value Rider—Policy Form LR500 incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.
(4)
Change of Insured Rider—Policy Form LR496 incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.
(5)
Supplemental Term Insurance Rider—Policy Form LR515 incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-84360) filed on March 15, 2002.
(e)
Application—LFF06399 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(f)
(1)
Articles of Incorporation of The Lincoln National Life Insurance Company incorporated by reference to Initial Registration Statement on Form N-4 (File No. 033-27783) filed on December 5, 1996.
(2)
Bylaws of The Lincoln National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)
Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.
(h)
Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(2)
AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3)
American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)
Amendment No. 15 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.

(4)
Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment incorporated by reference to Post-Effective Amendment No. 40 filed on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(5)
Deutsche DWS Investments VIT Funds incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(6)
Deutsche DWS Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7)
Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(8)
Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(9)
Janus Aspen Series incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(10)
Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(a)
third amendment incorporated herein by reference to Post-Effective Amendment No. 13 filed on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(11)
Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(12)
M Funds, Inc. incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(13)
MFS Variable Insurance Trust and MFS Variable Insurance Trust II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(14)
Neuberger Berman Advisers Management Trust incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(15)
Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(a)
Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(b)
Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on February 11, 2021.
(16)
PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(i)
Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j)
Not applicable.
(k)
Opinion and Consent of Jassmin McIver-Jones, Esquire incorporated by reference to Post-Effective Amendment No. 26 (File No. 333-118477) filed on April 10, 2024.
(l)
Not applicable.
(m)
Not applicable.
(n)
(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2)
Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
(o)
Not applicable.

(p)
Not applicable.
(q)
Compliance Procedures incorporated by reference to Post-Effective Amendment No. 44 on Form N-6 (File No. 333-125790) filed on April 9, 2024.
(r)
Not applicable.
Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-212681) filed on May 31, 2024.
Item 33. Indemnification
(a)
Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)
Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln

National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b)
Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Thomas P. O’Neill*	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c)
N/A
Item 35. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 36. Management Services
Not applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant, has duly caused these Post-Effective Amendments to Registration Statements to be signed on their behalf  by the undersigned duly authorized,  in the City of Hartford and State of Connecticut on the 16th day  of July, 2024 at 10:50 am. Registrant certifies that these amendments meet all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account M
Lincoln Life Flexible Premium Variable Life Account R
Lincoln Life Flexible Premium Variable Life Account JF-A
(Registrants)

/s/Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

Lincoln Life Flexible Premium Variable Life Account M (File No.: 811-08557)

333-259409 (Amendment No. 6)	333-200100 (Amendment No. 16)	333-146507 (Amendment No. 36)
333-259297 (Amendment No. 6)	333-229292 (Amendment No. 13)	333-118478 (Amendment No. 27)
333-249922 (Amendment No. 13)	333-237112 Amendment No. 10)	333-118477 (Amendment No. 27)
333-111137 (Amendment No. 28)	333-139960 (Amendment No. 28)	333-181796 (Amendment No. 17)
333-191329 (Amendment No. 23)	333-229198 (Amendment No. 15)

Lincoln Life Flexible Premium Variable Life Account R (File No.: 811-08579)

333-188891 (Amendment No. 16)	333-207968 (Amendment No. 13)
333-115882 (Amendment No. 28)	333-232013 (Amendment No. 9)
333-249920 (Amendment No. 10)

Lincoln Life Flexible Premium Variable Life Account JF-A (File No.: 811-04160)

333-144274 (Amendment No. 22)	333-144272 (Amendment No. 23)

As required by the Securities Act of 1933 and the Investment Company Act of 1940, these Amendments to the Registration Statements have been signed by the following persons in their capacities indicated on July 16, 2024 at 10:43 am.

Signature	Title
*/s/Ellen G. Cooper _____________________________ Ellen G. Cooper	President and Director
*/s/Christopher M. Neczypor _____________________________ Christopher M. Neczypor	Executive Vice President, Chief Financial Officer and Director
*/s/Craig T. Beazer _____________________________ Craig T. Beazer	Executive Vice President, General Counsel and Director

*/s/Eric B. Wilmer _____________________________ Eric B. Wilmer	Assistant Vice President and Director
*/s/Jayson R. Bronchetti _____________________________ Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer and Director
*/s/Adam M. Cohen _____________________________ Adam M. Cohen	Senior Vice President, Chief Accounting Officer and Treasurer

/s/Brittany S. Speas
* By ________________________________________
Brittany S. Speas
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement